Note 10 - Income Tax Provision	9 Months Ended
Jul. 31, 2023
Statement Line Items [Line Items]
Disclosure of income tax [text block]
10.	Income tax provision:

Income tax provision for the three and nine months ended July 31, 2023 was $3.8 million ( July 31, 2022 - $2.1 million) and $11.0 million ( July 31, 2022 - $6.0 million) respectively. The current quarter and year to date income tax provisions reflects a deferred tax asset, not previously recognized, associated with DRTC’s non-capital loss carryforwards which is anticipated to be applied to future taxable earnings as well as lower non-deductible expenses over the comparatives. The Bank’s combined statutory federal and provincial income tax rate is approximately 27% (2022 - 27%). The effective rate is affected by certain items not being taxable or deductible for income tax purposes.